PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5.           PROPERTY AND EQUIPMENT, NET

The components of property and equipment are as follows:

	As of December 31,
	2018	2019

Leasehold improvements	$3,688	3,684
Furniture, fixtures and office equipment	2,852	2,739
Software and IT equipment	2,736	2,438
Vehicles	1,760	1,698
Property and equipment, gross	11,036	10,559
Less: Accumulated depreciation	(7,384)	(7,057)
Property and equipment, net	$3,652	3,502

Depreciation expenses incurred for the years ended December 31, 2017, 2018 and 2019 are $764, $572 and $1,254, respectively.